Share-based Compensation	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
As at March 31, 2022, 62,040 ordinary shares underlying restricted stock unit awards have vested; however, the shares underlying these restricted stock unit awards have not been issued and, as such, are not included in the Company's outstanding shares at March 31, 2022.
Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Research and development	$1,384	$(1,654)
General and administrative	956	984
Total share-based compensation	$2,340	$(670)